Taxes (Details 1)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Deferred tax assets:
Net operating loss carry forwards	$ 372,829	¥ 2,539,301
Allowance for credit losses	168,616	1,148,424	443,086
Less: valuation allowance	(497,913)	(3,391,237)
Deferred tax assets, net	$ 43,532	¥ 296,489	¥ 443,086